Financial Expenses, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and Debt Expense [Abstract]
Interest on long-term bank debt	$ (4,825)	$ (7,148)	$ (7,214)
Interest on Series A Notes, net	(9,715)	(10,787)	(5,753)
Interest on short-term bank credit and loans	(2,444)	(2,528)	(3,802)
Loss on marketable securities			(2,464)
Gain (loss) from exchange rate differences, net	(12,307)	126	7,565
Other	(11,145)	(9,923)	(10,839)
Interest Expense, Total	(40,436)	(30,260)	(22,507)
Interest on cash, cash equivalents and bank deposits	1,035	1,821	2,579
Other	2,091	2,353	6,359
Interest Income, Total	3,126	4,174	8,938
Financial expenses, net	$ (37,310)	$ (26,086)	$ (13,569)